SUPPLEMENT DATED NOVEMBER 29, 1996
                  TO STATEMENT OF ADDITIONAL INFORMATION

                             DATED MAY 1, 1996
                                    FOR
             GRANDMASTER II FLEXIBLE PREMIUM VARIABLE ANNUITY
                ISSUED BY INTEGRITY LIFE INSURANCE COMPANY
                                    AND
                   FUNDED THROUGH ITS SEPARATE ACCOUNT I


     THIS SUPPLEMENT MODIFIES THE STATEMENT OF ADDITIONAL INFORMATION
                      AND SHOULD BE READ AND RETAINED


_____________________________________________________________________________


SBM FINANCIAL SERVICES, INC. (SBMFS), a wholly-owned subsidiary of ARM Financial Group, Inc. and the principal underwriter of shares for Variable Insurance Products Funds and Variable Insurance Products Fund II, changed its name to ARM SECURITIES CORPORATION effective November 29, 1996. All references to SBM Financial Services, Inc. and SBM on page 3 of the SAI are hereby changed to "ARM Securities Corporation" and "ARMSC", respectively.